Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	GPS Funds I
Central Index Key	0001131042
Amendment Flag	false
Document Creation Date	Oct. 09, 2015
Document Effective Date	Oct. 13, 2015
Prospectus Date	Jul. 31, 2015
Service Shares Prospectus | GuideMark® Opportunistic Equity Fund | Service Class
Prospectus:
Trading Symbol	GMOPX
Service Shares Prospectus | GuideMark® Core Fixed Income Fund | Service Shares
Prospectus:
Trading Symbol	GMCOX
Service Shares Prospectus | GuideMark® Tax-Exempt Fixed Income Fund | Service Shares
Prospectus:
Trading Symbol	GMTEX
Institutional Shares Prospectus | GuideMark® Opportunistic Equity Fund | Institutional Shares
Prospectus:
Trading Symbol	GIOEX
Institutional Shares Prospectus | GuideMark® Core Fixed Income Fund | Institutional Shares
Prospectus:
Trading Symbol	GICFX
Institutional Shares Prospectus | GuideMark® Tax-Exempt Fixed Income Fund | Institutional Shares
Prospectus:
Trading Symbol	GITFX